Schedule of taxes payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
GST taxes payable	$ 75,299	$ 260,243
Income taxes payable	10,222	2,801
Totals	$ 85,521	$ 263,044